Subsidiary undertakings	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiary undertakings [Abstract]
Disclosure of interests in subsidiaries [text block]

Note 21     Subsidiary undertakings

The following chart illustrates main companies of the Group structure as of  December 31,  2020:

Group structure

During the year ended December 31, 2020, the following changes to the Group structure have taken place:

•	Amerisur Resources Limited and its subsidiaries were acquired by GeoPark Colombia S.A.S.
•	GeoPark Chile S.p.A. and GeoPark Argentina S.A.U. were contributed to GeoPark Latin America S.L.U.

Details of the subsidiaries of the Group are set out below:

	Name and registered office	Ownership interest
Subsidiaries	GeoPark Argentina S.A.U (Argentina)	100% (a)
	GeoPark Latin America Limited (Bermuda)	100%
	GeoPark Latin America Limited – Agencia en Chile (Chile)	100% (a)
	GeoPark Brasil Exploração y Produção de Petróleo e Gás Ltda. (Brazil)	100% (a)
	GeoPark Chile S.p.A. (Chile)	100% (a)
	GeoPark Fell S.p.A. (Chile)	100% (a)
	GeoPark Magallanes Limitada (Chile)	100% (a)
	GeoPark TdF S.p.A. (Chile)	100% (a)
	GeoPark Colombia S.A.S. (Colombia)	100% (a)
	GeoPark Latin America S.L.U. (Spain)	100% (a)
	GeoPark Colombia S.L.U. (Spain)	100% (a)
	GeoPark S.A.C. (Peru)	100% (a)
	GeoPark Perú S.A.C. (Peru)	100% (a)
	GeoPark Operadora del Perú S.A.C. (Peru)	100% (a)
	GeoPark Colombia E&P S.A. (Panama)	100% (a)
	GeoPark Colombia E&P Sucursal Colombia (Colombia)	100% (a)
	GeoPark Mexico S.A.P.I. de C.V. (Mexico)	100% (a) (b)
	GeoPark E&P S.A.P.I. de C.V. (Mexico)	100% (a) (b)
	GeoPark Perú S.A.C. Sucursal Ecuador (Ecuador)	100% (a)
	GeoPark (UK) Limited (United Kingdom)	100%
	Amerisur Resources Limited (United Kingdom)	100% (a)
	Amerisur Exploración Colombia Limited (British Virgin Islands)	100% (a)
	Amerisur Exploración Colombia Limited Sucursal Colombia (Colombia)	100% (a)
	Yarumal S.A.S. (Colombia)	100% (a) (b)
	Petrodorado South America S.A. (Panama)	100% (a)
	Petrodorado South America S.A. Sucursal Colombia (Colombia)	100% (a)
	Fenix Oil & Gas Limited (British Virgin Islands)	100% (a) (b)
	Fenix Oil & Gas Limited Sucursal Colombia (Colombia)	100% (a) (b)
	Amerisurexplor Ecuador S.A. (Ecuador)	100% (a) (b)
	Amerisur S.A. (Paraguay)	100% (a) (b)
(a)	Indirectly owned.
(b)	Dormant companies.

Details of the joint operations of the Group are set out below:

	Name and registered office	Ownership interest
Joint operations	Flamenco Block (Chile)	50% (a)
	Campanario Block (Chile)	50% (a)
	Isla Norte Block (Chile)	60% (a)
	Llanos 34 Block (Colombia)	45% (a)
	Llanos 32 Block (Colombia)	12.5%
	Puelen Block (Argentina)	18% (b)
	Sierra del Nevado Block (Argentina)	18% (b)
	CN-V Block (Argentina)	50%
	Los Parlamentos (Argentina)	50%
	Manati Field (Brazil)	10% (c)
	REC-T-128 Block (Brazil)	70% (a) (c)
	POT-T-785 Block (Brazil)	70% (a)
	Morona Block (Peru)	75% (a) (c)
	Espejo Block (Ecuador)	50% (a)
	Perico Block (Ecuador)	50%
	Llanos 86 Block (Colombia)	50% (a)
	Llanos 87 Block (Colombia)	50% (a)
	Llanos 104 Block (Colombia)	50% (a)
	Llanos 123 Block (Colombia)	50% (a)
	Llanos 124 Block (Colombia)	50% (a)
	CPO-5 Block (Colombia)	30%
	Mecaya Block (Colombia)	50% (a)
	PUT-8 Block (Colombia)	50% (a)
	PUT-9 Block (Colombia)	50% (a)
	PUT-12 Block (Colombia)	60% (a)
	Tacacho Block (Colombia)	50% (a)
	Terecay Block (Colombia)	50% (a)
	Llanos 94 Block (Colombia)	50%
	PUT-36 Block (Colombia)	50% (a)
(a)	GeoPark is the operator.
(b)	In process of relinquishment.
(c)	See Note 36.